CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium [member]	Treasury Shares Member	Reserve for acquisition of non - controlling interest [member]	Retained earnings/(losses)	Translation differences	Cash flow/net investment hedge	Stock-based compensation	Total owners of the parent company	Non-controlling interests [member]
Equity	$ 340,092	$ 49	$ 615,288	$ (8,178)	$ (23,531)	$ (16,325)	$ (257,122)	$ 8,404	$ 12,966	$ 331,551	$ 8,541
Comprehensive income	(112,922)	0	0	0	0	(81,306)	(14,151)	(17,276)	0	(112,733)	(189)
Profit (loss)	(80,693)	0	0	0	0	(81,306)	0	0	0	(81,306)	613
Other comprehensive income	(32,229)	0	0	0	0	0	(14,151)	(17,276)	0	(31,427)	(802)
Dividends	7,083	0	0	0	23,531	(8,096)	0	0	0	15,435	(8,352)
Stock-based compensation	5,251	0	0	0	0	0	0	0	5,251	5,251	0
Shares delivered	0	0	4,173	0	0	0	0	0	(4,173)	0	0
Aquisition of treasury shares	11,141	0	0	11,141	0	0	0	0	0	11,141	0
Monetary correction caused by hyperinflation	(21,343)	0	0	0	0	(21,343)	0	0	0	(21,343)	0
Equity	207,020	49	619,461	(19,319)	0	(127,070)	(271,273)	(8,872)	14,044	207,020	0
Comprehensive income	(84,810)	0	0	0	0	(46,880)	(9,442)	(28,488)	0	(84,810)	0
Profit (loss)	(46,880)	0	0	0	0	(46,880)	0	0	0	(46,880)	0
Other comprehensive income	(37,930)	0	0	0	0	0	(9,442)	(28,488)	0	(37,930)	0
Stock-based compensation	3,832	0	0	0	0	0	0	0	3,832	3,832	0
Shares delivered	0	0	(5,842)	8,335	0	0	0	0	(2,493)	0	0
Aquisition of treasury shares	1,328	0	0	(1,328)	0	0	0	0	0	(1,328)	0
Monetary correction caused by hyperinflation	(5,038)	0	0	0	0	(5,038)	0	0	0	(5,038)	0
Equity	119,676	49	613,619	(12,312)	0	(178,988)	(280,715)	(37,360)	15,383	119,676	0
Comprehensive income	(137,417)	0	0	0	0	(92,950)	(40,533)	(3,933)	0	(137,417)	0
Profit (loss)	(92,951)	0	0	0	0	(92,950)	0	0	0	(92,950)	0
Other comprehensive income	(44,467)	0	0	0	0	0	(40,533)	(3,933)	0	(44,466)	0
Stock-based compensation	7,054	0	0	0	0	0	0	0	7,054	7,054	0
Shares delivered	0	0	3,440	498	0	0	0	0	(3,938)	0	0
Aquisition of treasury shares	(878)	0	0	(878)	0	0	0	0	0	(878)	0
Monetary correction caused by hyperinflation	(1,310)	0	0	0	0	(1,310)	0	0	0	(1,310)	0
Equity	$ (12,875)	$ 49	$ 617,059	$ (12,692)	$ 0	$ (273,248)	$ (321,248)	$ (41,293)	$ 18,499	$ (12,875)	$ 0